Other (Income) Expense - Summary of Other (Income) Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of other operating income [line items]
Interest income	$ (95)	$ (37)	$ (97)	$ (155)
Foreign exchange loss (gain)	221	261	637	(1,221)
(Gain) loss on fair value adjustment of share purchase warrants held	194	(333)	1,145	(262)
(Gain) loss on fair value adjustment of convertible notes receivable	(3,388)	(3,267)	(4,626)	(2,477)
Other	(352)	10	(360)	152
Total other (income) expense	$ (3,420)	$ (3,366)	$ (3,301)	$ (3,963)